Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 604,733	$ 990,415
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	292,054	292,464
Loss on disposition of property and equipment	1,473	1,104
Provision for credit losses, net	44,465	583,877
Accrued interests on loan from a related party	79,566
Deferred tax benefit	(79,088)	(146,200)
Amortization of operating lease right-of-use assets	301,930	256,137
Changes in operating assets and liabilities:
Notes receivable	(446,474)	265,037
Accounts receivable	885,122	(1,739,014)
Accounts receivable – a related party	289,847	359,984
Inventories	(2,325,291)	316,187
Advance to suppliers	115,786	188,743
Advance to supplier – related parties	(33,232)	(789,591)
Prepayments and other assets	(972,468)	(264,076)
Accounts payable	(104,518)	742,298
Accounts payable – related parties		(400,875)
Notes payable	736,217
Advance from customers	2,537,104	(843,256)
Accrued expenses and other liabilities	(188,803)	183,957
Taxes payable	(444,752)	210,286
Operating leases liabilities	(302,039)	(279,282)
Net cash provided by (used in) operating activities	991,632	(71,805)
Cash flows from investing activities:
Payments for purchase of property and equipment	(119,604)	(302,668)
Payments for purchase of intangible assets	(92,741)
Purchase of short-term investment		(2,157,514)
Redemption of short-term investment	2,050,074
Net cash provided by (used in) investing activities	1,837,729	(2,460,182)
Cash flows from financing activities:
Proceeds from short-term bank loan	423,600	445,800
Repayment of short-term bank loan	(423,600)
Proceeds from long-term bank loans	423,600	1,337,400
Repayment of long-term bank loans	(536,560)	(118,880)
Loan proceeds from related parties	2,259	244,447
Repurchase of subsidiary shares
Proceeds from private placement
Payment for deferred IPO cost	(269,911)
Net cash provided by (used in) financing activities	(380,612)	1,908,767
Effect of exchange rate changes on cash	(59,920)	(204,453)
Net increase (decrease) in cash	2,388,829	(827,673)
Cash and restricted cash, beginning of year	2,293,563	3,121,236
Cash and restricted cash, end of year	4,682,392	2,293,563
Reconciliation of cash and restricted cash, end of year
Cash	3,993,086	2,205,236
Restricted cash	457,023	88,327
Long-term restricted cash	232,283
Total cash and restricted cash	4,682,392	2,293,563
Supplemental disclosure information:
Cash paid for income tax	268,462	169,208
Cash paid for interest	81,063	63,678
Non-cash activities
ROU reduction due to lease modification	33,049
Right-of-assets obtained in exchange for operating lease obligations		$ 929,661